Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance

Pay Versus Performance Table
In accordance with the rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act, we are providing the following information regarding the relationship between the “Compensation Actually Paid” to our CEO (also referred to as our “PEO”) and our other named executive officers (together, our “NEOs”) and certain financial performance measures for the Company. This information includes compensation information for our PEO and our NEOs, as well as information on our cumulative total shareholder return (“TSR”), the cumulative TSR of our peer group as identified below, our net income and our product revenues, net for the fiscal years listed below.
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(4)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(2)(5)	Value of Initial Fixed $100 Investment Based on:		Net Income (Loss) ($ M)	Total Product Revenues, Net ($ M)(8)
					Total Shareholder Return ($)(6)	Peer Group Total Shareholder Return ($)(7)
2022	16,669,368	16,903,544	5,750,911	5,661,324	91.98	113.65	340.7	2,746.9
2021	14,444,265	6,852,226	5,217,889	1,954,190	84.06	126.45	948.6	2,322.0
2020	16,378,192	14,694,652	3,725,684	3,908,344	99.61	126.42	(295.7)	2,068.7

(1)
The dollar amounts reported are the amounts reported in the “Total” column of the Summary Compensation Table for Hervé Hoppenot, our CEO.

(2)
The amounts shown for “Compensation Actually Paid “ (CAP) have been calculated in accordance with SEC rules and represent amounts reported in the Summary Compensation Table with certain adjustments as described in footnotes 3 and 5 below.

(3)
The following table sets forth the adjustments made to the information provided in the Summary Compensation Table to arrive at the “Compensation Actually Paid” for our PEO for each of the years presented:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($)	CAP of Equity Vesting during FY ($)	CAP of Unvested Equity at FYE granted prior to the current FY ($)	CAP of Unvested Equity at FYE granted during the current FY ($)	Compensation Actually Paid to PEO ($)
2022	16,669,368	(13,783,149)	1,005,994	2,981,288	10,030,043	16,903,544
2021	14,444,265	(12,088,636)	(606,066)	(1,960,844)	7,063,507	6,852,226
2020	16,378,192	(13,832,247)	2,043,085	127,113	9,978,509	14,694,652

(4)
Our non-PEO Named Executive Officers for 2021 and 2022 are comprised of Ms. Stamoulis, Dr. Stein, Ms. Pasquale and Dr. Flannelly. Our non-PEO Named Executive Officers for 2020 are comprised of for Ms. Stamoulis, Dr. Stein, Dr. Flannelly and Dr. Iyengar.

(5)
The following table sets forth the adjustments made to the information provided in the Summary Compensation Table to arrive at the Average Compensation Actually Paid for our non-PEO Named Executive Officers for each of the years presented:

Year	Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Reported Value of Equity Awards ($)	CAP of Equity Vesting during FY ($)	CAP of Unvested Equity at FYE granted prior to the current FY ($)	CAP of Unvested Equity at FYE granted during the current FY ($)	Compensation Actually Paid to Non-PEO NEOs ($)
2022	5,750,911	(4,652,030)	182,351	644,655	3,735,437	5,661,324
2021	5,217,889	(4,302,448)	(213,819)	(837,071)	2,089,639	1,954,190
2020	3,725,684	(2,791,502)	218,828	534,106	2,221,228	3,908,344
(6)
Total Shareholder Return is calculated as the sum of the difference between our share price at the end of each year shown and the beginning of the measurement period plus the cumulative amount of dividends for the investment period, assuming dividend reinvestment, divided by our share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2019.

(7)
The peer group used for calculating Peer Group Total Shareholder Return is the Nasdaq Biotechnology Index, which is used for determining performance of the relative total shareholder return component for the performance shares awards to the NEOs.

(8)
Represents total product revenues, net, as disclosed in the Consolidated Statements of Operations in our Annual Reports on Form 10-K for the years ended December 31, 2022, 2021 and 2020.

Company Selected Measure Name	Total Product Revenues
Named Executive Officers, Footnote [Text Block]	(1) The dollar amounts reported are the amounts reported in the “Total” column of the Summary Compensation Table for Hervé Hoppenot, our CEO.
Peer Group Issuers, Footnote [Text Block]
(7)
The peer group used for calculating Peer Group Total Shareholder Return is the Nasdaq Biotechnology Index, which is used for determining performance of the relative total shareholder return component for the performance shares awards to the NEOs.

PEO Total Compensation Amount	$ 16,669,368	$ 14,444,265	$ 16,378,192
PEO Actually Paid Compensation Amount	$ 16,903,544	6,852,226	14,694,652
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
The following table sets forth the adjustments made to the information provided in the Summary Compensation Table to arrive at the “Compensation Actually Paid” for our PEO for each of the years presented:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($)	CAP of Equity Vesting during FY ($)	CAP of Unvested Equity at FYE granted prior to the current FY ($)	CAP of Unvested Equity at FYE granted during the current FY ($)	Compensation Actually Paid to PEO ($)
2022	16,669,368	(13,783,149)	1,005,994	2,981,288	10,030,043	16,903,544
2021	14,444,265	(12,088,636)	(606,066)	(1,960,844)	7,063,507	6,852,226
2020	16,378,192	(13,832,247)	2,043,085	127,113	9,978,509	14,694,652

Non-PEO NEO Average Total Compensation Amount	$ 5,750,911	5,217,889	3,725,684
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,661,324	1,954,190	3,908,344
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(5)
The following table sets forth the adjustments made to the information provided in the Summary Compensation Table to arrive at the Average Compensation Actually Paid for our non-PEO Named Executive Officers for each of the years presented:

Year	Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Reported Value of Equity Awards ($)	CAP of Equity Vesting during FY ($)	CAP of Unvested Equity at FYE granted prior to the current FY ($)	CAP of Unvested Equity at FYE granted during the current FY ($)	Compensation Actually Paid to Non-PEO NEOs ($)
2022	5,750,911	(4,652,030)	182,351	644,655	3,735,437	5,661,324
2021	5,217,889	(4,302,448)	(213,819)	(837,071)	2,089,639	1,954,190
2020	3,725,684	(2,791,502)	218,828	534,106	2,221,228	3,908,344

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid Versus Total Shareholder Return 2020-2022
TSR for our peer group is based on the Nasdaq Biotechnology Index, which reflects the Company’s industry sector, is the peer group used for the relative TSR component of our Performance Shares awarded to our CEO and other NEOs, and is also the peer group used in the Stock Price Performance Graph furnished with our Annual Report that is delivered to our stockholders together with this Proxy Statement in connection with our Annual Meeting of Stockholders. Compensation Actually Paid is highly correlated with TSR, given that the values of the components of our executive equity compensation (stock options, restricted stock units and a portion of our performance share goals), depend on our stock price performance.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid Versus Net Income (Loss) 2020-2022
Incyte does not currently utilize GAAP net income (loss) as a metric in its incentive programs, given that it may include certain one-time/non-recurring items that could make it not reflective of the underlying performance of our business.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid Versus Total Products Revenues, 2020-2022
As previously discussed, our CEO and other NEOs’ Compensation Actually Paid is highly dependent on the absolute and relative stock price performance due to the significant portion of our compensation program linked to equity incentives. In addition, other metrics such as total product revenues, (which account for a significant portion (40%) of the performance goals for our performance share (PSU) component of our executive officers’ equity compensation in 2021 and 2022), pipeline progression and regulatory approvals, are also important performance measures that we use to link our performance to compensation actually paid to our executive officers.

Tabular List [Table Text Block]
Financial Performance Measures
The following table lists the most important performance measures that we used to link our performance to compensation actually paid to our named executive officers for the most recently completed fiscal year:
Most Important Performance Measures
Total product revenues
Pipeline development and progression
Total shareholder return (TSR)

Total Shareholder Return Amount	$ 91.98	84.06	99.61
Peer Group Total Shareholder Return Amount	113.65	126.45	126.42
Net Income (Loss)	$ 340,700,000	$ 948,600,000	$ (295,700,000)
Company Selected Measure Amount	2,746.9	2,322.0	2,068.7
PEO Name	Hervé Hoppenot
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Total product revenues
Non-GAAP Measure Description [Text Block]	(8) Represents total product revenues, net, as disclosed in the Consolidated Statements of Operations in our Annual Reports on Form 10-K for the years ended December 31, 2022, 2021 and 2020
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Pipeline development and progression
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total shareholder return (TSR)
PEO [Member] | Reported Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (13,783,149)	$ (12,088,636)	$ (13,832,247)
PEO [Member] | CAP of Equity Vesting during FY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,005,994	(606,066)	2,043,085
PEO [Member] | CAP of Unvested Equity at FYE granted prior to the current FY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,981,288	(1,960,844)	127,113
PEO [Member] | CAP of Unvested Equity at FYE granted during the current FY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,030,043	7,063,507	9,978,509
Non-PEO NEO [Member] | Reported Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,652,030)	(4,302,448)	(2,791,502)
Non-PEO NEO [Member] | CAP of Equity Vesting during FY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	182,351	(213,819)	218,828
Non-PEO NEO [Member] | CAP of Unvested Equity at FYE granted prior to the current FY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	644,655	(837,071)	534,106
Non-PEO NEO [Member] | CAP of Unvested Equity at FYE granted during the current FY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 3,735,437	$ 2,089,639	$ 2,221,228